Debt - Narrative (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2024 EUR (€) tranche bank extension_option	Dec. 31, 2024 EUR (€) note facility	Dec. 31, 2024 USD ($) facility	Nov. 30, 2024 EUR (€)	Apr. 30, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jul. 23, 2021 EUR (€)	Mar. 19, 2021 EUR (€)	Jul. 08, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Increase in borrowings		€ 7,800
Borrowings		€ 37,227						€ 29,463	€ 27,153
Number of notes issued under the EMTN programme | note		4
Number of notes repaid under the EMTN programme | note		1
Number of warehouse credit facilities | facility		3	3
Trade and other receivables		€ 24,547						21,359
Commitments for leases entered and not yet commenced		71
Lease commitments for short-term leases for which recognition exemption has been used		€ 61
Lease commitments for short-term leases, expected settlement period		12 months
Property, plant and equipment and intangible assets, pledged as security		€ 471						806
Retail financing
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities		1,410	$ 1,480
EMTN Programme, Peugeot S.A
Disclosure of detailed information about borrowings [line items]
Borrowings												€ 5,000
Medium Term Note Programme
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program		20,000
Medium Term Note Programme | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		2,250
Euro Medium Term Note Programme
Disclosure of detailed information about borrowings [line items]
Borrowings		10,000
Maximum that may be used under the program											€ 30,000
STELLANTIS N.V. 2024 - green bond
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 500				€ 500
Coupon %		3.75%	3.75%			3.75%	3.75%
STELLANTIS N.V. 2024 - green bond | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 508						0
STELLANTIS N.V. 2024
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 750		€ 750
Coupon %		3.50%	3.50%			3.50%	3.50%
STELLANTIS N.V. 2024 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 753						0
Medium Term Note, Stellantis NV, Due Q3 2023
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 1,250
STELLANTIS N.V. 2024
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 750
Coupon %		3.375%	3.375%
STELLANTIS N.V. 2024 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 763						0
STELLANTIS N.V. 2024
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 750
Coupon %		4.00%	4.00%
STELLANTIS N.V. 2024 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 749						0
STELLANTIS N.V. (Peugeot S.A.) 2017
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 600			600
Coupon %		2.00%	2.00%
STELLANTIS N.V. (Peugeot S.A.) 2017 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 0						609
STELLANTIS N.V. (Peugeot S.A.) 2017
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 100			€ 100
Coupon %		2.00%	2.00%
STELLANTIS N.V. (Peugeot S.A.) 2017 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 0						102
European Investment Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings		900						1,000
Brazil loans
Disclosure of detailed information about borrowings [line items]
Borrowings		500						700
Revolving credit facility, 2021
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program	€ 12,000									€ 12,000
Number of group relationship banks | bank	29
Number of tranches | tranche	2
Number of extension options | extension_option	2
Undrawn borrowing facilities		12,900
Revolving credit facility, 2021 | Tranche one
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program	€ 6,000
Borrowings maturity term	3 years
Revolving credit facility, 2021 | Tranche two
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term	5 years
Revolving Credit Facility 2024
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program						€ 900	$ 1,000
Undrawn borrowing facilities						€ 300	$ 300
Asset-backed financing, securitizations programs
Disclosure of detailed information about borrowings [line items]
Borrowings		9,866						4,711
Warehouse Credit Facilities:
Disclosure of detailed information about borrowings [line items]
Borrowings		6,100	$ 6,300
Abs Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings		1,140	1,190
Undrawn borrowing facilities		899	942
Abs Term Loan | Finance lease
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities		1,050	$ 1,100
Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings		10,016						4,778
Trade and other receivables		49						67
Asset-backed financing | Brazil
Disclosure of detailed information about borrowings [line items]
Borrowings		101						0
Secured debt excluding lease liabilities and asset-back financing
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 23						€ 79